--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    06-30-2000
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates
        -------------------------------------------------------

Address:  125 High Street
        -------------------------------------------------------
          Suite 2500
        -------------------------------------------------------
          Boston, MA 02110
        -------------------------------------------------------

Form 13F File Number: 28-  06148
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas P. Alber
        -------------------------------------------------------

Title:    Chief Financial Officer
        -------------------------------------------------------

Phone:    (617) 574-6735
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/                                              BOSTON, MA
-------------------------------       ------------------------------------------------------       ----------------------
          [Signature]                                     [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name
                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        ---------------------------------------

Form 13F Information Table Entry Total:   48,152,574
                                        ---------------------------------------

Form 13F Information Table Value Total: $ 847,590,391
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name

           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]


                                                   FORM 13F

                                                                                                                --------------------
                                                                                                                   (SEC ONLY)
Page  1 of 1                                           Name of Reporting Manager:  TA ASSOCIATES, INC. 6-30-00
     ---  ---                                                                      ---------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Item 6:                        Item 8:
                                                                             Investment Discretion  Item 7:  Voting Authority Shares
                                                                             ---------------------  Managers -----------------------
                                                                                     (b)              See
                                                                                    Shared          Instr. V  (a)     (b)    (c)
                                                                    Item 5:           As                     Sole   Shared  None
       Item 1:                    Item 2:    Item 3:    Item 4:    Shares of        Defined    (c)
                                  Title      CUSIP    Fair Market  Principal  (a)     in     Shared-
    Name of Issuer               of Class    Number      Value       Amount   Sole  Instr. V  Other
------------------------------------------------------------------------------------------------------------------------------------

ANSYS, INC.                        COMMON   03662Q105   46,699,775  4,369,211   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Boron Lepore & Associates, Inc.    Common   10001P102       30,988      3,350   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
BSQUARE Corporation                Common   11776O102  156,978,525  7,015,800   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Finisar Corporation                Common   31787A101  376,181,159 14,364,913   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Fargo Electronics, Inc.            Common   30744P102   11,718,750  3,125,000   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corporation             Common   46185R100   33,583,474    446,663   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Monarch Dental Corporation         Common   609044102    5,356,902  1,617,178   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Natrol, Inc.                       Common   638789107    7,020,000  2,160,000   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
NetScout Systems, Inc.             Common   64115T104   84,083,012  6,499,170   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Private Business, Inc.             Common    74267104   11,344,228  4,427,055   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS CORPORATION     COMMON   78388J106   33,470,862    644,445   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
US Oncology                        Common   90338W103    4,888,494  1,002,768   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
WorkGroup Technology Corporation   Common   980903108   32,725,198  1,534,953   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
VA Linux                           Common   91819B105   40,508,924    942,068   X                              X
-----------------------------------------------------------------------------------------------------------------------------------
                COLUMN TOTALS                          847,590,391 48,152,574
-----------------------------------------------------------------------------------------------------------------------------------